Business Segment Information (Tables)	12 Months Ended
Jul. 02, 2011
Business Segment Information
Reconciliation Of Sales And Operating Profit (Loss) From Segments To Consolidated

In millions	2011	2010	2009
Sales
North American Retail	$2,868	$2,818	$2,767
North American Foodservice	1,566	1,547	1,776
International Beverage	3,548	3,221	3,062
International Bakery	726	785	795
	8,708	8,371	8,400
Intersegment	(27)	(32)	(34)
Total	$8,681	$8,339	$8,366
Operating Segment Income (Loss)
North American Retail	$307	$343	$247
North American Foodservice	79	60	(20)
International Beverage	452	592	493
International Bakery	(12)	(14)	(194)
Total operating segment income	826	981	526
General corporate expenses	(188)	(259)	(225)
Mark-to-market derivative gain/(loss)	11	(13)	(12)
Amortization of intangibles	(22)	(21)	(21)
Contingent sale proceeds	–	133	150
Total operating income	627	821	418
Net interest expense	(85)	(115)	(120)
Debt extinguishment costs	(55)	–	–
Income from continuing operations before income taxes	$487	$706	$298

Reconciliation Of Assets, Depreciation And Additions To Long-Lived Assets From Segments To Consolidated

In millions	2011	2010	2009
Assets
North American Retail	$1,432	$1,293	$1,266
North American Foodservice	645	687	754
International Beverage	2,334	1,871	1,932
International Bakery	682	607	719
	5,093	4,458	4,671
Net assets held for sale	1,676	2,614	2,827
Other[1]	2,764	1,764	1,921
Total assets	$9,533	$8,836	$9,419
Depreciation
North American Retail	$99	$97	$95
North American Foodservice	40	50	41
International Beverage	95	88	91
International Bakery	22	24	25
	256	259	252
Discontinued operations	35	88	109
Other	11	21	22
Total depreciation	$302	$368	$383
Additions to Long-Lived Assets
North American Retail	$232	$163	$110
North American Foodservice	28	32	47
International Beverage	157	85	100
International Bakery	17	20	20
	434	300	277
Other	15	6	26
Total additions to long-lived assets	$449	$306	$303

[1]	Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other noncurrent assets.